Income and Other Taxes (Deferred Tax Assets and Liabilities and Loss Carryforwards) (Detail) - PPL Energy Supply LLC [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Deferred investment tax credits	[1]	$ 11	$ 84
Accrued pension costs		98	39
Federal loss carryforwards		22	28
Federal and state tax credit carryforwards	[1]	13	131
State loss carryforwards		79	80
Domestic - other		79	69
Valuation allowances		(78)	(78)
Total deferred tax assets		224	353
Deferred Tax Liabilities
Domestic plant - net	[1]	1,374	1,392
Unrealized gain on qualifying derivatives		28	38
Domestic - other		42	46
Total deferred tax liabilities		1,444	1,476
Net deferred tax liability		1,220	1,123
Operating Loss Carryforwards
Valuation allowance		78	$ 78
Federal [Member]
Deferred Tax Liabilities
Net operating losses		63
Federal [Member] | Alternative Minimum Tax Credit [Member]
Deferred Tax Liabilities
Credit carryforwards, amount		6
Federal [Member] | Other [Member]
Deferred Tax Liabilities
Credit carryforwards, amount		7
State [Member]
Deferred Tax Liabilities
Net operating losses	[2]	$ 1,228
Minimum | Federal [Member]
Operating Loss Carryforwards
Expiration - operating losses		Dec. 31, 2031
Minimum | State [Member]
Operating Loss Carryforwards
Expiration - operating losses	[2]	Dec. 31, 2018
Maximum | Federal [Member]
Operating Loss Carryforwards
Expiration - operating losses		Dec. 31, 2032
Maximum | State [Member]
Operating Loss Carryforwards
Expiration - operating losses	[2]	Dec. 31, 2034

[1]	During 2014, PPL accepted U.S. government grants for hydroelectric plant expansions resulting in reductions of investment tax credits previously claimed and reductions in the carrying value of the related plants. See Note 4 for additional information.
[2]	Positions acquired through the acquisition of RJS Power.